Summary Prospectuses and
Prospectus Supplement

May 17, 2024

Morgan Stanley ETF Trust

Supplement dated May 17, 2024 to the Morgan Stanley ETF Trust Summary Prospectuses and Prospectus dated January 28, 2024, as supplemented

Calvert International Responsible Index ETF
Calvert US Large-Cap Core Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Calvert US Mid-Cap Core Responsible Index ETF (the "Funds")

Effective immediately, Calvert Research and Management, the index provider for the indices that the Funds seek to track, implemented certain changes to the index methodologies for the Calvert International Responsible Index, the Calvert US Large-Cap Core Responsible Index, the Calvert US Large-Cap Diversity Research Index and the Calvert US Mid-Cap Core Responsible Index (each, an "Index"), including that common stock issued by companies organized as real estate investment trusts can be included in each Index's universe. Each Fund continues to use a passive management strategy designed to track, as closely as possible, the performance of the applicable Index. The Funds' investment objectives and, except as described in this supplement, principal investment strategies and principal risks will otherwise remain unchanged.

Accordingly, effective immediately, the Funds' Summary Prospectuses and Prospectus are hereby amended as follows:

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert International Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert International Responsible Index ETF—Principal Investment Strategies"; and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert International Responsible Index ETF—Process":

Large companies in developed markets are selected from the 1,000 large publicly traded companies, excluding business development companies, in markets that Calvert Research and Management ("Calvert"), the Index provider, determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations.

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert US Large-Cap Core Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Large-Cap Core Responsible Index ETF—Principal Investment Strategies"; and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Large-Cap Core Responsible Index ETF—Process":

Large companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies.

The following hereby replaces the first sentence in the (i) fourth paragraph of the section of the Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies" and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Process":

The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the "Calvert Principles") (a copy of which is included as an appendix to the Fund's prospectus) and are selected from the universe of the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies.

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert US Mid-Cap Core Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Mid-Cap Core

Responsible Index ETF—Principal Investment Strategies" and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Mid-Cap Core Responsible Index ETF—Process":

Mid-size companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies and approximately the 200 largest publicly traded U.S. companies.

The following is hereby added to the section of each Fund's Summary Prospectus entitled "Principal Risks" and the sections of the Prospectus entitled "Fund Summary—Calvert International Responsible Index ETF—Principal Risks", "Fund Summary—Calvert US Large-Cap Core Responsible Index ETF—Principal Risks", "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Risks" and "Fund Summary—Calvert US Mid-Cap Core Responsible Index ETF—Principal Risks":

•  Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

•  REITs. Investing in real estate investment trusts ("REITs") exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

The following is hereby added to the section of the Prospectus entitled "Additional Information About Fund Investment Strategies and Related Risks":

Real Estate Investing

Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and changes in property taxes, cash flow of underlying real estate assets, government regulations affecting zoning, land use, and rents. Real estate values or income generated by real estate may be affected by many additional factors, including, but not limited to: local, state, national or international economic conditions and real estate market conditions (such as an oversupply of real estate for rent or sale or vacancies, potentially for extended periods); the attractiveness, type and location of the property; reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs and costs to convert properties for other uses; and default risk and credit quality of tenants and borrowers, the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Real estate, and companies operating in the real estate industry, can be particularly sensitive to economic downturns and certain issuers of real-estate securities may be highly leveraged and, thus, subject to increased risks for investors.

An investment in the Fund is subject to other risks typically associated with real estate. For example, real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by periodic overbuilding and intense competition, including for real estate and related services and technology. Government actions, such as tax increases, zoning law changes or environmental or other regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the real estate market and related costs, as well as natural disasters and other public crises and relief responses thereto real estate companies, including their cash flow and their ability to meet capital needs. If a Fund's real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type or related real estate conditions. Similarly, changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in a particular industry, property type or geographic region are also particularly subject to risks affecting such industries and regions or related real estate conditions. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements) and values, and the demand for real estate and rental property.

Real Estate Investment Trusts

Investing in real estate investment trusts ("REITs") exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs may include small to medium-sized companies, and may include equity REITs and mortgage REITs. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended.

Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. The value of REIT securities will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. In addition, individual REITs may own a limited number of properties and may concentrate in a particular region or property type.

REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers and/or may be more illiquid than other types securities, and publicly traded

REIT shares are also subject to risks associated with equity securities and generally may not be diversified. REITs are also subject to credit, market, liquidity and interest rate risks. REITs may issue debt securities to fund their activities. The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.

The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs may also be subject to heavy cash flow dependency, default by borrowers or tenants and self-liquidation. REITs also must satisfy specific requirements of the Code in order to qualify for tax-free pass-through income and to maintain their exemptions from registration under the 1940 Act. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses of their own, including management and administration fees, that are paid by their shareholders. As a result, shareholders will bear the expenses of their investment in the Fund and indirectly bear the expenses of the Fund's investments when the Fund invests in REITs. The above factors and the factors discussed in "Real Estate Investing" may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. Please see "Real Estate Investing."

Please retain this supplement for future reference.

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